Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted and Performance Stock Activity
A summary of restricted and performance stock and unit activity during the year ended December 31, 2018, is presented below:

	Shares/ Units (a)	Weighted average grant date fair value (per share) (b)
January 1, 2018	3,971,216	12.92
Shares/units granted	1,260,143	18.70
Shares/units vested	(949,719)	13.29
Shares/units cancelled	(191,816)	16.57
December 31, 2018	4,089,824	14.57

(a)	Includes only units that settle in shares and nonvested performance units are included at 100% payout level.

(b)	The weighted average grant date fair value for shares/units granted in 2017 and 2016 was $18.83 and $12.90, respectively.

Schedule of Stock Options
The summary of stock option activity for the year ended December 31, 2018, is shown below:

	Options Outstanding	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
January 1, 2018	6,608,571	16.80
Options granted	394,296	18.69
Options exercised	(376,273)	11.91
Options expired/cancelled	(721,907)	25.80
December 31, 2018	5,904,687	16.16	3.06	6,684
Options exercisable	4,412,367	16.44	2.45	5,619
Options expected to vest	1,492,320	15.35	4.84	1,065

Schedule of Valuation Assumptions, Stock Options
FHN used the Black-Scholes Option Pricing Model to estimate the fair value of stock options granted or converted in 2018, 2017, and 2016 with the following assumptions:

	2018	2017	2016
Expected dividend yield	2.57%	1.82%	2.41%
Expected weighted-average lives of options granted	6.21 years	6.09 years	6.19 years
Expected weighted-average volatility	24.61%	26.90%	32.84%
Expected volatility range	23.95 - 25.26%	24.36 - 29.44%	30.73 – 34.95%
Risk-free interest rate	2.69%	2.07%	1.28%